Advance to Suppliers, Net - Schedule of Advances to suppliers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Advances to Suppliers [Line Items]
Suppliers	$ 579,170	$ 826,317
Subtotal	6,436,200	3,594,917
Less: allowance for impairment	(498,156)	(341,035)
Advance to suppliers, net	5,938,044	3,253,882
Related Party [Member]
Schedule of Advances to Suppliers [Line Items]
Suppliers	$ 5,857,030	$ 2,768,600